Subsidiary Entities and Subsidiary Companies - Additional Information (Detail)	9 Months Ended
Sep. 30, 2021
Disclosure of subsidiaries [line items]
Proportion of ownership interest held	100.00%
PMI CIM [member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	98.33%
COMESA [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	60.00%